Risk management and financial instruments - Retained Risk (Details) - USD ($)	6 Months Ended
	Jun. 30, 2016	May 23, 2016	May 16, 2016
Derivative [Line Items]
Maximum risk of loss from insurance deductibles per occurrence	$ 5,000,000
Insurance for physical damage, annual coverage limit	$ 100,000,000
Self-insured retention period	60 days
Compensation period	290 days
Maximum claim per event for protection and indemnity insurance (up to)	$ 500,000.0
Minimum
Derivative [Line Items]
Daily indemnity, percentage of contract day rate	75.00%
Maximum
Derivative [Line Items]
Daily indemnity, percentage of contract day rate	100.00%
West Vencedor
Derivative [Line Items]
Maximum claim per event for drilling rigs	$ 250,000,000
Tender Rig T15
Derivative [Line Items]
Maximum claim per event for drilling rigs	250,000,000
Tender Rig T16
Derivative [Line Items]
Maximum claim per event for drilling rigs	250,000,000
West Aquarius
Derivative [Line Items]
Maximum claim per event for drilling rigs	400,000,000
West Leo
Derivative [Line Items]
Maximum claim per event for drilling rigs	400,000,000
West Polaris
Derivative [Line Items]
Maximum claim per event for drilling rigs	400,000,000
West Auriga
Derivative [Line Items]
Maximum claim per event for drilling rigs	750,000,000
West Sirius
Derivative [Line Items]
Maximum claim per event for drilling rigs			$ 500,000,000
West Capricorn
Derivative [Line Items]
Maximum claim per event for drilling rigs			$ 500,000,000
West Capella
Derivative [Line Items]
Maximum claim per event for drilling rigs		$ 300,000,000
West Vela
Derivative [Line Items]
Maximum claim per event for drilling rigs	$ 750,000,000